UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment |_|; Amendment Number:
                                               -------

 This Amendment (Check only one.):   |_| is a restatement.
                                     |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alexandra Investment Management, LLC
Address: 767 Third Avenue
         39th Floor
         New York, New York 10017

Form 13F File Number: 28-10827
                      -------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Mikhail Filimonov
Title: Chairman and Chief Executive Officer
Phone: 212-301-1800

Signature, Place, and Date of Signing:

     /s/ Mikhail Filimonov              New York, NY                 02/14/08
   -------------------------         -------------------           ------------
         [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager
[If there are no entries in this list, omit this section.]

    Form 13F File Number          Name

    28-
       ----------------------     -----------------------------------
       [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE



Report Summary:


Number of Other Included Managers:                 0
                                        ------------

Form 13F Information Table Entry Total:          150
                                        ------------

Form 13F Information Table Value Total:    1,076,451
                                        ------------
                                         (thousands)


List of Other Included Managers: none


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report

[If there are no entries in this list, state "NONE" and name the column headings and list entries.]

     No.  Form 13F File Number          Name

     ---  28.---------------------      ------------------------------------

     [Repeat as necessary]

-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Market Value                           Inv.     Other    Voting
            NAME                  TITLE OF CLASS       CUSIP         ('000)             Shrs/Prn         Disc.     Mgrs     Auth.
-----------------------------------------------------------------------------------------------------------------------------------
ABBOTT LABS                       COM                  002824100       1,123              20000 SH       SOLE               SOLE
ACCESS INTEGRATED TECHNLGS I      CL A                 004329108       1,047             234146 SH       SOLE               SOLE
A D C TELECOMMUNICATIONS          NOTE 1.000% 6/1      000886AD3       2,948           3000000 PRN       SOLE               SOLE
ADVANCED MEDICAL OPTICS INC       NOTE 1.375% 7/0      00763MAJ7      10,922          12500000 PRN       SOLE               SOLE
AES CORP                          COM                  00130H105       1,070              50000 SH       SOLE               SOLE
AETNA INC NEW                     COM                  00817Y108       1,155              20000 SH       SOLE               SOLE
ALESCO FINL INC                   NOTE 7.625% 5/1      014485AB2       2,640           4000000 PRN       SOLE               SOLE
ALLIANT TECHSYSTEMS INC           NOTE 2.750% 9/1      018804AN4      13,200          10000000 PRN       SOLE               SOLE
AMERICAN MED SYS HLDGS INC        NOTE 3.250% 7/0      02744MAA6       6,913           7000000 PRN       SOLE               SOLE
AMERICREDIT CORP                  NOTE 0.750% 9/1      03060RAP6       3,550           5000000 PRN       SOLE               SOLE
AMGEN INC                         NOTE 0.375% 2/0      031162AQ3      26,415          30000000 PRN       SOLE               SOLE
AMYLIN PHARMACEUTICALS INC        NOTE 3.000% 6/1      032346AF5      18,925          20000000 PRN       SOLE               SOLE
ANIXTER INTL INC                  NOTE 1.000% 2/1      035290AJ4      11,400          10000000 PRN       SOLE               SOLE
ASM INTL NV                       NOTE 4.250%12/0      00207DAG7       5,376           4400000 PRN       SOLE               SOLE
ATLAS AIR WORLDWIDE HLDGS IN      COM NEW              049164205         229               4225 SH       SOLE               SOLE
BANK OF AMERICA CORPORATION       COM                  060505104       3,136              76000 SH       SOLE               SOLE
BANKUNITED FINL CORP              NOTE 3.125% 3/0      06652BAE3       8,070          12000000 PRN       SOLE               SOLE
BELL MICROPRODUCTS INC            NOTE 3.750% 3/0      078137AC0       2,674           3000000 PRN       SOLE               SOLE
BIOMARIN PHARMACEUTICAL INC       NOTE 1.875% 4/2      09061GAD3      27,825          15000000 PRN       SOLE               SOLE
BOOKHAM INC                       COM                  09856E105       1,547             650000 SH       SOLE               SOLE
BP PLC                            SPONSORED ADR        055622104       1,829              25000 SH       SOLE               SOLE
CADENCE DESIGN SYSTEM INC         NOTE 1.375%12/1      127387AD0      20,540          20000000 PRN       SOLE               SOLE
CADENCE DESIGN SYSTEM INC         NOTE 1.500%12/1      127387AF5      10,250          10000000 PRN       SOLE               SOLE
CELGENE CORP                      COM                  151020104       6,932             150000 SH       SOLE               SOLE
CENTURY ALUM CO                   COM                  156431108       2,012              37300 SH       SOLE               SOLE
CEPHALON INC                      NOTE 2.000% 6/0      156708AP4      16,500          10000000 PRN       SOLE               SOLE
CHATTEM INC                       NOTE 1.625% 5/0      162456AR8      11,828          10000000 PRN       SOLE               SOLE
CIENA CORP                        NOTE 3.750% 2/0      171779AA9      12,537          12600000 PRN       SOLE               SOLE
CME GROUP INC                     COM                  12572Q105         686               1000 SH       SOLE               SOLE

COMPUCREDIT CORP                  NOTE 3.625% 5/3      20478NAB6       5,875          12500000 PRN       SOLE               SOLE
CONEXANT SYSTEMS INC              NOTE 4.000% 3/0      207142AH3       5,570           7000000 PRN       SOLE               SOLE
CONOCOPHILLIPS                    COM                  20825C104         883              10000 SH       SOLE               SOLE
CSX CORP                          COM                  126408103         660              15000 SH       SOLE               SOLE
CV THERAPEUTICS INC               NOTE 3.250% 8/1      126667AG9       5,635           7000000 PRN       SOLE               SOLE
CYCLACEL PHARMACEUTICALS INC      PFD CONV EX 6%       23254L207         594             125000 SH       SOLE               SOLE
CYTOGEN CORP                      COM NEW              232824300         282             531915 SH       SOLE               SOLE
DELTA AIR LINES INC DEL           COM NEW              247361702       1,025              68864 SH       SOLE               SOLE
DIODES INC                        NOTE 2.250%10/1      254543AA9      10,275          10000000 PRN       SOLE               SOLE
DRYSHIPS INC                      SHS                  Y2109Q101       1,587             205000 SH       SOLE               SOLE
EARTHLINK INC                     NOTE 3.250%11/1      270321AA0      10,275          10000000 PRN       SOLE               SOLE
ELECTROGLAS INC                   COM                  285324109         358             214098 SH       SOLE               SOLE
E M C CORP MASS                   NOTE 1.750%12/0      268648AK8      20,306          15000000 PRN       SOLE               SOLE
E M C CORP MASS                   COM                  268648102         927              50000 SH       SOLE               SOLE
EMCORE CORP                       NOTE 5.500% 5/1      290846AD6      11,336           5152460 PRN       SOLE               SOLE
EMCORE CORP                       NOTE 5.500% 5/1      290846AC8      36,601          16636000 PRN       SOLE               SOLE
EMPIRE RESORTS INC                NOTE 8.000% 7/3      292052AB3       1,590           2000000 PRN       SOLE               SOLE
ENCYSIVE PHARMACEUTICALS INC      FRNT 2.500% 3/1      29256XAB3       3,035           5950000 PRN       SOLE               SOLE
ENERGY CONVERSION DEVICES IN      COM                  292659109       1,045              31045 SH       SOLE               SOLE
ENERGYSOLUTIONS INC               DEPOSITARY SH        292756202       1,619              60000 SH       SOLE               SOLE
EQUINIX INC                       DBCV 2.500% 2/1      29444UAG1       6,138           5000000 PRN       SOLE               SOLE
EXIDE TECHNOLOGIES                *W EXP 05/05/201     302051123          38              44193 SH       SOLE               SOLE
EXPRESSJET HOLDINGS INC           NOTE 4.250% 8/0      30218UAB4       7,258           7600000 PRN       SOLE               SOLE
FBR CAPITAL MARKETS CORP          COM                  30247C301       1,916             200000 SH       SOLE               SOLE
FEI CO                            NOTE 2.875% 6/0      30241LAF6      16,463          15000000 PRN       SOLE               SOLE
FINISAR                           NOTE 5.250%10/1      31787AAC5      34,290          35350000 PRN       SOLE               SOLE
FOSTER WHEELER LTD                SHS NEW              G36535139         543               3500 SH       SOLE               SOLE
GALAXY ENERGY CORP                COM                  36318B106          33            1014611 SH       SOLE               SOLE
GENCORP INC                       SDCV 2.250%11/1      368682AL4       5,785           6500000 PRN       SOLE               SOLE

GENERAL DYNAMICS CORP             COM                  369550108       1,780              20000 SH       SOLE               SOLE
GENERAL MLS INC                   COM                  370334104         975              17100 SH       SOLE               SOLE
GENERAL MOLY INC                  COM                  370373102      11,355             973046 SH       SOLE               SOLE
GENESCO INC                       SDCV 4.125% 6/1      371532AN2       3,021           1750000 PRN       SOLE               SOLE
GENTIUM SPA                       SPONSORED ADR        37250B104       3,854             276900 SH       SOLE               SOLE
GETTY IMAGES INC                  SDCV 0.500% 6/0      374276AH6       4,869           5000000 PRN       SOLE               SOLE
GILEAD SCIENCES INC               NOTE 0.500% 5/0      375558AG8      13,113          10000000 PRN       SOLE               SOLE
GRUBB & ELLIS CO                  COM PAR $0.01        400095204         564              88000 SH       SOLE               SOLE
HANOVER COMPRESSOR CO             NOTE 4.750% 3/1      410768AC9      20,811          20995000 PRN       SOLE               SOLE
HEARUSA INC                       COM NEW              422360305         983             728477 SH       SOLE               SOLE
HUMAN GENOME SCIENCES INC         NOTE 2.250%10/1      444903AK4       9,438          10000000 PRN       SOLE               SOLE
HUTCHINSON TECHNOLOGY INC         NOTE 2.250% 3/1      448407AE6      12,180          12000000 PRN       SOLE               SOLE
IMCLONE SYS INC                   NOTE 1.375% 5/1      45245WAF6      14,325          15000000 PRN       SOLE               SOLE
INCYTE CORP                       NOTE 3.500% 2/1      45337CAF9      10,068          10000000 PRN       SOLE               SOLE
INSMED INC                        COM NEW              457669208       2,903            3518329 SH       SOLE               SOLE
INTERCONTINENTALEXCHANGE INC      COM                  45865V100         770               4000 SH       SOLE               SOLE
IONATRON INC                      COM                  462070103       1,779             622150 SH       SOLE               SOLE
ISOLAGEN INC                      NOTE 3.500%11/0      46488NAB9       3,963           5000000 PRN       SOLE               SOLE
JAZZ TECHNOLOGIES INC             COM                  47214E102         283             181670 SH       SOLE               SOLE
JAZZ TECHNOLOGIES INC             NOTE 8.000%12/3      47214EAA0       2,460           3000000 PRN       SOLE               SOLE
JETBLUE AWYS CORP                 NOTE 3.500% 7/1      477143AB7       2,916           3000000 PRN       SOLE               SOLE
JOHNSON & JOHNSON                 COM                  478160104       1,001              15000 SH       SOLE               SOLE
KELLWOOD CO                       DBCV 3.500% 6/1      488044AF5       1,755           2000000 PRN       SOLE               SOLE
LAWSON SOFTWARE INC NEW           NOTE 2.500% 4/1      52078PAA0       3,278           3000000 PRN       SOLE               SOLE
LEVEL 3 COMMUNICATIONS INC        NOTE 6.000% 9/1      52729NAG5       7,677           8081000 PRN       SOLE               SOLE
LSI CORPORATION                   NOTE 4.000% 5/1      502161AJ1       7,650           8000000 PRN       SOLE               SOLE
MANNKIND CORP                     NOTE 3.750%12/1      56400PAA0         830           1000000 PRN       SOLE               SOLE
MANOR CARE INC NEW                FRNT 2.625% 4/1      564055AE1      11,895           5500000 PRN       SOLE               SOLE
MEDTRONIC INC                     NOTE 1.500% 4/1      585055AL0       5,336           5000000 PRN       SOLE               SOLE

MEMC ELECTR MATLS INC             COM                  552715104       2,496              28209 SH       SOLE               SOLE
MENTOR GRAPHICS CORP              FRNT 8/0             587200AD8       1,020           1000000 PRN       SOLE               SOLE
MICRON TECHNOLOGY INC             NOTE 1.875% 6/0      595112AH6      16,000          20000000 PRN       SOLE               SOLE
MICROSOFT CORP                    COM                  594918104       1,424              40000 SH       SOLE               SOLE
MILLENNIUM PHARMACEUTICALS I      NOTE 2.250%11/1      599902AD5       8,784           7500000 PRN       SOLE               SOLE
MOSAIC CO                         COM                  61945A107       1,887              20000 SH       SOLE               SOLE
MRV COMMUNICATIONS INC            COM                  553477100       1,160             500000 SH       SOLE               SOLE
MYLAN INC                         NOTE 1.250% 3/1      628530AG2      27,150          30000000 PRN       SOLE               SOLE
MYLAN INC                         PFD CONV             628530206       5,075               5000 SH       SOLE               SOLE
MZT HOLDINGS INC                  COM                  55405U108          18             185185 SH       SOLE               SOLE
NABI BIOPHARMACEUTICALS           NOTE 2.875% 4/1      629519AB5       4,400           5000000 PRN       SOLE               SOLE
NEKTAR THERAPEUTICS               NOTE 3.250% 9/2      640268AH1       1,568           2000000 PRN       SOLE               SOLE
NORTEL NETWORKS CORP NEW          NOTE 4.250% 9/0      656568AB8       2,813           2813000 PRN       SOLE               SOLE
NOVELL INC                        DBCV 0.500% 7/1      670006AC9       3,740           4000000 PRN       SOLE               SOLE
NRG ENERGY INC                    COM NEW              629377508       1,495              34500 SH       SOLE               SOLE
NYMEX HOLDINGS INC                COM                  62948N104       2,672              20000 SH       SOLE               SOLE
OPENWAVE SYS INC                  NOTE 2.750% 9/0      683718AC4      33,819          35000000 PRN       SOLE               SOLE
OSCIENT PHARMACEUTICALS CORP      NOTE 3.500% 4/1      68812RAC9       5,307          11400000 PRN       SOLE               SOLE
OVERSTOCK COM INC DEL             NOTE 3.750%12/0      690370AB7       2,414           3100000 PRN       SOLE               SOLE
PARKER DRILLING CO                NOTE 2.125% 7/1      701081AR2      10,522          11500000 PRN       SOLE               SOLE
PEABODY ENERGY CORP               SDCV 4.750%12/1      704549AG9      12,663          10000000 PRN       SOLE               SOLE
PG&E CORP                         NOTE 9.500% 6/3      69331CAD0      15,296           5000000 PRN       SOLE               SOLE
PHARMACOPEIA INC                  COM                  7171EP101         286              60000 SH       SOLE               SOLE
PINNACLE GAS RESOURCES INC        COM                  723464301         900             196591 SH       SOLE               SOLE
PIXELWORKS INC                    SDCV 1.750% 5/1      72581MAB3       7,975          11000000 PRN       SOLE               SOLE
POWERWAVE TECHNOLOGIES INC        NOTE 1.250% 7/1      739363AB5       4,548           4653000 PRN       SOLE               SOLE
POWERWAVE TECHNOLOGIES INC        NOTE 1.875%11/1      739363AD1      10,530          13500000 PRN       SOLE               SOLE
PROSHARES TR                      ULTRSHR RU2000       74347R834       2,110              30000 SH       SOLE               SOLE
PROTEIN DESIGN LABS INC           NOTE 2.000% 2/1      74369LAF0       4,819           5000000 PRN       SOLE               SOLE

QLT INC                           NOTE 3.000% 9/1      746927AB8       8,197           8450000 PRN       SOLE               SOLE
QUANTA SVCS INC                   NOTE 3.750% 4/3      74762EAE2      12,139           9000000 PRN       SOLE               SOLE
RBC BEARINGS INC                  COM                  75524B104         778              17900 SH       SOLE               SOLE
REGENERON PHARMACEUTICALS         NOTE 5.500%10/1      75886FAB3       5,213           5000000 PRN       SOLE               SOLE
RF MICRODEVICES INC               NOTE 0.750% 4/1      749941AG5       4,700           5000000 PRN       SOLE               SOLE
RITCHIE BROS AUCTIONEERS          COM                  767744105       2,068              25000 SH       SOLE               SOLE
RODMAN & RENSHAW CAP GP INC       COM                  77487R100       1,300             400000 SH       SOLE               SOLE
SANDISK CORP                      NOTE 1.000% 5/1      80004CAC5       8,038          10000000 PRN       SOLE               SOLE
SANDRIDGE ENERGY INC              COM                  80007P307      23,309             650000 SH       SOLE               SOLE
SAVVIS INC                        NOTE 3.000% 5/1      805423AA8       6,684           8000000 PRN       SOLE               SOLE
SCHOOL SPECIALTY INC              SDCV 3.750%11/3      807863AL9      19,400          20000000 PRN       SOLE               SOLE
SELECTIVE INS GROUP INC           NOTE 1.616% 9/2      816300AB3       4,476           7500000 PRN       SOLE               SOLE
SFBC INTL INC                     NOTE 2.250% 8/1      784121AB1       9,120           8000000 PRN       SOLE               SOLE
SHENGDA TECH INC                  COM                  823213103       3,795             262600 SH       SOLE               SOLE
SINCLAIR BROADCAST GROUP INC      NOTE 3.000% 5/1      829226AW9       8,925          10000000 PRN       SOLE               SOLE
SKYWORKS SOLUTIONS INC            NOTE 1.250% 3/0      83088MAF9       1,116           1000000 PRN       SOLE               SOLE
SONIC AUTOMOTIVE INC              NOTE 5.250% 5/0      83545GAE2      16,270          16602000 PRN       SOLE               SOLE
STANDARD MTR PRODS INC            SDCV 6.750% 7/1      853666AB1       9,885          10405000 PRN       SOLE               SOLE
STATOILHYDRO ASA                  SPONSORED ADR        85771P102         809              26500 SH       SOLE               SOLE
STEEL DYNAMICS INC                NOTE 4.000%12/1      858119AD2      91,082          13000000 PRN       SOLE               SOLE
SYMANTEC CORP                     NOTE 1.000% 6/1      871503AF5      15,600          15000000 PRN       SOLE               SOLE
SYMMETRICOM INC                   NOTE 3.250% 6/1      871543AB0       4,303           5000000 PRN       SOLE               SOLE
TELESTONE TECHNOLOGIES CORP       COM                  87953J102         730             111111 SH       SOLE               SOLE
TIME WARNER CABLE INC             CL A                 88732J108         219               7940 SH       SOLE               SOLE
TRANS-INDIA ACQUISITION CORP      UNIT 02/08/2012      893237206         982             122700 SH       SOLE               SOLE
TRIZETTO GROUP INC                NOTE 1.250% 4/1      896882AD9       9,650          10000000 PRN       SOLE               SOLE
UNISOURCE ENERGY CORP             NOTE 4.500% 3/0      909205AB2       5,076           5000000 PRN       SOLE               SOLE
UNIVERSAL DISPLAY CORP            COM                  91347P105         320              15469 SH       SOLE               SOLE
VALEANT PHARMACEUTICALS INTL      NOTE 3.000% 8/1      91911XAB0       9,100          10000000 PRN       SOLE               SOLE

VCA ANTECH INC                    COM                  918194101       1,106              25000 SH       SOLE               SOLE
VERIZON COMMUNICATIONS            COM                  92343V104         874              20000 SH       SOLE               SOLE
VIROPHARMA INC                    NOTE 2.000% 3/1      928241AH1       4,755           6500000 PRN       SOLE               SOLE
WCI CMNTYS INC                    NOTE 4.000% 8/1      92923CAK0       5,325           7500000 PRN       SOLE               SOLE
YAHOO INC                         COM                  984332106       1,163              50000 SH       SOLE               SOLE